Accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ 56,061,424	R$ 56,650,480
Due within 30 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	23,415,699	21,380,398
Due within 31 to 120 days [Member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	18,827,887	21,729,278
Due within 121 to 180 days [Member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	6,558,047	6,367,174
Due within 181 days to 360 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	6,761,434	6,690,465
Due after 360 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ 498,357	R$ 483,165